SALES AND OPERATING REVENUE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,525.5	$ 4,196.2
Intercompany revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(681.8)	(477.6)
Solid waste | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,998.1	3,678.3
Amount of reclassifications or changes in presentation		0.4
Solid waste | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,113.6	2,417.9
Solid waste | Landfill
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	677.4	348.4
Solid waste | Transfer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	590.2	426.7
Solid waste | Material Recovery
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	358.8	263.3
Solid waste | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	258.1	222.0
Amount of reclassifications or changes in presentation		4.6
Solid waste | Residential | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,243.9	1,067.8
Solid waste | Commercial/industrial | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,869.7	1,350.1
Infrastructure and soil remediation | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	529.5	538.2
Amount of reclassifications or changes in presentation		3.1
Liquid waste | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 679.7	457.3
Amount of reclassifications or changes in presentation		$ 1.5